Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	FPA CAPITAL FUND INC
Central Index Key	0000099188
Amendment Flag	false
Document Creation Date	Jul. 29, 2015
Document Effective Date	Jul. 31, 2015
Prospectus Date	Jul. 31, 2015
FPA Capital Fund, Inc. | FPA Capital Fund, Inc.
Prospectus:
Trading Symbol	fpptx